Balance Sheet Details (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property and Equipment

	September 30, 2019	December 31, 2018
Laboratory equipment	$7,349,000	$6,990,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	319,000	260,000
Leasehold improvements	3,325,000	3,266,000
Total	11,620,000	11,143,000
Less: accumulated depreciation	(9,090,000)	(7,894,000)
Property and equipment, net	$2,530,000	$3,249,000

AmpliPhi Biosciences Corporation [Member]
Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2018	2017
Laboratory equipment	$1,771,000	$1,727,000
Office and computer equipment	72,000	71,000
Leasehold improvements	188,000	188,000
Total	2,031,000	1,986,000
Less: accumulated depreciation and amortization	(1,528,000)	(1,170,000)
Property and equipment, net	$503,000	$816,000

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2018	2017
Accounts payable	$729,000	$578,000
Accrued compensation	1,352,000	1,050,000
Other accrued expenses	453,000	302,000
Dividends payable	38,000	38,000
	$2,572,000	$1,968,000

C3J [Member]
Property and Equipment

Property and equipment consisted of the following:

	December 31,
	2018	2017
Laboratory equipment	$6,990,000	$6,655,000
Furniture and fixtures	627,000	627,000
Office and computer equipment	260,000	236,000
Leasehold improvements	3,266,000	3,266,000
Total	11,143,000	10,784,000
Less: accumulated depreciation and amortization	(7,894,000)	(6,962,000)
Property and equipment, net	$3,249,000	$3,822,000

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2018	2017
Accounts payable	$415,000	$154,000
Accrued compensation	191,000	181,000
Other accrued expenses	121,000	135,000
	$727,000	$470,000